Capital and Reserves - Schedule of Restricted Share Units Outstanding (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2019 shares
Capital commitments [abstract]
Settle the vested restricted stock units	58,886
Number of restricted stock withheld shares	66,114
Tranche transaction description	The year ended December 31, 2019, 71,752 RSUs, being the second and third tranches of 107,629 equity-settled RSUs that were granted in September 2017, were settled by issuing 52,200 shares, with the balance of 19,553 RSUs being withheld to pay tax obligations.